Share based payments - Warrants issued and outstanding (Details)		12 Months Ended
	Nov. 15, 2022 $ / shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares
Weighted average exercise price
Balance at the end (in dollars per share) | $ / shares	$ 3.78
Number of shares issued or issuable on exercise
Exercised warrants (in shares)		210,545	210,545	1,569,215	1,569,215
Warrant expires (in shares)		83,213	83,213	22,222	22,222
Balance at the end (in shares)		3,464,177	3,464,177
Canadian denominated warrants
Weighted average exercise price
Balance at the beginning (in dollars per share) | $ / shares			$ 7.53		$ 3.96
Balance at the end (in dollars per share) | $ / shares			$ 8.66		$ 7.53
Number of shares issued or issuable on exercise
Balance at the beginning (in shares)		1,274,785	1,274,785	1,885,195	1,885,195
Balance at the end (in shares)		981,027	981,027	1,274,785	1,274,785
United States Dollar denominated warrants
Weighted average exercise price
Balance at the beginning (in dollars per share) | $ / shares		$ 0.00
Balance at the end (in dollars per share) | $ / shares				$ 0.00
Number of shares issued or issuable on exercise
Balance at the beginning (in shares)		1,274,785	1,274,785
Balance at the end (in shares)		2,483,150	2,483,150	1,274,785	1,274,785
Weighted average exercise price 9.00 | Canadian denominated warrants
Weighted average exercise price
Issuance of warrants (in dollars per share) | $ / shares					$ 9.00
Exercised warrants (in dollars per share) | $ / shares			$ 3.78
Number of shares issued or issuable on exercise
Issuance of warrants (in shares)				875,917	875,917
Exercised warrants (in shares)		(210,545)	(210,545)
Weighted average exercise price 5.58 | Canadian denominated warrants
Weighted average exercise price
Issuance of warrants (in dollars per share) | $ / shares					$ 5.58
Warrant expiries (in dollars per share) | $ / shares			$ 3.78
Number of shares issued or issuable on exercise
Issuance of warrants (in shares)				105,110	105,110
Warrant expires (in shares)		(83,213)	(83,213)
Weighted average exercise price 4.86 | Canadian denominated warrants
Weighted average exercise price
Exercised warrants (in dollars per share) | $ / shares					$ 4.86
Number of shares issued or issuable on exercise
Exercised warrants (in shares)				(308,230)	(308,230)
Weighted average exercise price 4.86 | United States Dollar denominated warrants
Weighted average exercise price
Issuance of warrants (in dollars per share) | $ / shares		$ 3.10
Number of shares issued or issuable on exercise
Issuance of warrants (in shares)		2,483,150	2,483,150
Weighted average exercise price 3.78 | Canadian denominated warrants
Weighted average exercise price
Exercised warrants (in dollars per share) | $ / shares					$ 3.78
Number of shares issued or issuable on exercise
Exercised warrants (in shares)				(818,971)	(818,971)
Weighted average exercise prices 3.78 | Canadian denominated warrants
Weighted average exercise price
Exercised warrants (in dollars per share) | $ / shares					$ 3.78
Number of shares issued or issuable on exercise
Exercised warrants (in shares)				(442,014)	(442,014)
Weighted average exercise price 1.08 | Canadian denominated warrants
Weighted average exercise price
Warrant expiries (in dollars per share) | $ / shares					$ 1.08
Number of shares issued or issuable on exercise
Warrant expires (in shares)				(11,111)	(11,111)
Weighted average exercise price 4.86 | Canadian denominated warrants
Weighted average exercise price
Warrant expiries (in dollars per share) | $ / shares					$ 4.86
Number of shares issued or issuable on exercise
Warrant expires (in shares)				(11,111)	(11,111)